Debentures (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debentures Details1 [Line Items]
Principal balance	$ 32,685	$ 35,257
2026
Debentures Details1 [Line Items]
Principal balance	2,249
2027
Debentures Details1 [Line Items]
Principal balance	2,434
2028
Debentures Details1 [Line Items]
Principal balance	2,635
2029
Debentures Details1 [Line Items]
Principal balance	25,367
Principal component of quarterly payment [member]
Debentures Details1 [Line Items]
Principal balance	7,980
Principal component of quarterly payment [member] | 2026
Debentures Details1 [Line Items]
Principal balance	2,249
Principal component of quarterly payment [member] | 2027
Debentures Details1 [Line Items]
Principal balance	2,434
Principal component of quarterly payment [member] | 2028
Debentures Details1 [Line Items]
Principal balance	2,635
Principal component of quarterly payment [member] | 2029
Debentures Details1 [Line Items]
Principal balance	662
Principal due on maturity [member]
Debentures Details1 [Line Items]
Principal balance	24,705
Principal due on maturity [member] | 2029
Debentures Details1 [Line Items]
Principal balance	$ 24,705